UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21132

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Short-Term U.S. Government Portfolio

October 31, 2016

Portfolio of Investments

Mortgage Pass-Throughs — 27.3%

Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.:
1.94%, with various maturities to 2022(1)	$1,239		$1,252,644
1.943%, with various maturities to 2037(1)	1,292		1,315,976
2.536%, with maturity at 2034(1)	3,710		3,880,180
2.567%, with maturity at 2022(1)	53		53,323
2.615%, with maturity at 2020(1)	92		92,594
2.704%, with maturity at 2036(1)	2,842		2,999,775
2.746%, with maturity at 2038(1)	2,859		3,031,975
2.80%, with maturity at 2035(1)	7,549		7,971,712
2.811%, with maturity at 2023(1)	692		708,459
2.861%, with maturity at 2025(1)	591		612,015
2.877%, with maturity at 2035(1)	2,059		2,143,319
2.89%, with maturity at 2036(1)	3,144		3,330,029
3.115%, with maturity at 2032(1)	598		612,739
3.395%, with maturity at 2029(1)	287		288,134
3.861%, with maturity at 2034(1)	465		499,024
4.066%, with maturity at 2037(1)	2,232		2,383,246
4.396%, with maturity at 2030(1)	638		684,477
4.413%, with maturity at 2032(1)	397		414,581
4.50%, with various maturities to 2035	1,564		1,649,450
4.711%, with maturity at 2033(1)	2,605		2,798,722
5.00%, with various maturities to 2018	557		571,483
5.50%, with various maturities to 2018	187		190,107
6.00%, with various maturities to 2035(2)	4,031		4,635,979
6.50%, with maturity at 2017	80		80,999
7.00%, with various maturities to 2035	853		1,001,286
7.50%, with maturity at 2017	0	(3)	106
8.00%, with various maturities to 2025	19		20,617

			$43,222,951

Federal National Mortgage Association:
1.94%, with maturity at 2033(1)	$428		$434,842
1.941%, with maturity at 2032(1)	1,509		1,536,694
1.943%, with various maturities to 2037(1)	841		854,557
2.021%, with maturity at 2018(1)	5		5,165
2.092%, with maturity at 2038(1)	635		641,032
2.461%, with maturity at 2029(1)	36		36,007
2.48%, with maturity at 2020(1)	190		189,961
2.514%, with maturity at 2028(1)	1,797		1,848,784
2.595%, with maturity at 2040(1)	891		933,871
2.608%, with maturity at 2037(1)	2,609		2,747,738
2.618%, with maturity at 2018(1)	46		45,830
2.628%, with maturity at 2031(1)	1,817		1,879,507
2.631%, with various maturities to 2036(1)	1,450		1,525,327
2.635%, with maturity at 2036(1)	227		229,215

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
2.643%, with maturity at 2030(1)	$151	$152,888
2.705%, with maturity at 2039(1)	4,277	4,513,476
2.742%, with maturity at 2033(1)	6,584	6,952,084
2.781%, with maturity at 2030(1)	735	749,974
2.782%, with maturity at 2035(1)	2,220	2,354,032
2.867%, with maturity at 2038(1)	1,370	1,453,194
2.875%, with maturity at 2018(1)	3	2,765
2.959%, with maturity at 2021(1)	237	240,644
2.972%, with maturity at 2030(1)	847	878,956
3.039%, with maturity at 2034(1)	1,221	1,291,491
3.043%, with maturity at 2019(1)	392	397,467
3.069%, with maturity at 2036(1)	664	676,764
3.204%, with maturity at 2034(1)	1,912	2,009,064
3.588%, with maturity at 2026(1)	665	703,821
3.606%, with maturity at 2034(1)	3,030	3,225,456
3.621%, with maturity at 2021(1)	183	186,654
3.692%, with maturity at 2021(1)	334	341,241
3.724%, with maturity at 2035(1)	1,064	1,131,867
3.775%, with maturity at 2036(1)	1,609	1,725,895
3.785%, with maturity at 2036(1)	173	180,826
3.875%, with maturity at 2035(1)	795	852,948
3.937%, with maturity at 2034(1)	1,904	2,024,217
4.042%, with maturity at 2035(1)	1,243	1,336,273
4.103%, with maturity at 2033(1)	698	753,922
4.325%, with maturity at 2034(1)	616	661,193
4.521%, with maturity at 2029(1)	1,265	1,356,920
4.696%, with maturity at 2034(1)	1,236	1,319,562
4.701%, with maturity at 2034(1)	673	721,395
5.00%, with various maturities to 2019	847	873,527
6.00%, with various maturities to 2031	621	700,056
6.318%, with maturity at 2032(1)	258	284,370
6.50%, with maturity at 2036	5,913	6,801,245
7.00%, with various maturities to 2035(2)	4,489	5,341,838
8.00%, with maturity at 2034	811	951,120
8.11%, with maturity at 2018	3	3,347

		$66,059,022

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$526	$537,567
5.00%, with maturity at 2018	359	370,223
8.25%, with maturity at 2020	58	61,665
9.00%, with maturity at 2017	4	3,632

		$973,087

Total Mortgage Pass-Throughs (identified cost $108,718,360)		$110,255,060

21	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2016

Portfolio of Investments — continued

Collateralized Mortgage Obligations — 63.8%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(4)	$4,336	$4,081,568
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(4)	2,197	2,099,335
Series 1395, Class F, 1.353%, 10/15/22(5)	26	25,971
Series 2135, Class JZ, 6.00%, 3/15/29	1,192	1,340,003
Series 3030, (Interest Only), Class SL, 5.565%, 9/15/35(6)(7)	4,040	812,562
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(4)	1,818	1,637,341
Series 3114, (Interest Only), Class TS, 6.115%, 9/15/30(6)(7)	9,793	1,600,549
Series 3339, (Interest Only), Class JI, 6.055%, 7/15/37(6)(7)	3,246	695,436
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(4)	626	596,316
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(4)	1,351	1,216,914
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(4)	2,132	1,917,214
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(6)	4,943	443,271
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(6)	4,270	419,388
Series 4094, (Interest Only), Class CS, 5.465%, 8/15/42(6)(7)	6,346	1,302,113
Series 4109, (Interest Only), Class SA, 5.665%, 9/15/32(6)(7)	4,144	905,282
Series 4177, Class MP, 2.50%, 3/15/43	1,477	1,474,857
Series 4204, Class AF, 1.527%, 5/15/43(5)	2,855	2,813,788
Series 4212, (Interest Only), Class SA, 5.665%, 7/15/38(6)(7)	12,230	1,555,071
Series 4299, Class JG, 2.50%, 7/15/43	8,404	8,527,605
Series 4319, Class SY, 6.952%, 3/15/44(7)	430	437,573
Series 4336, Class GU, 3.50%, 2/15/53	786	795,389
Series 4337, Class YT, 3.50%, 4/15/49	3,533	3,597,925
Series 4385, Class SC, 8.103%, 9/15/44(7)	1,038	1,063,350
Series 4389, Class CA, 3.00%, 9/15/44	10,049	10,271,122
Series 4407, Class LN, 8.092%, 12/15/43(7)	424	432,843
Series 4452, (Interest Only), Class SP, 5.665%, 10/15/43(6)(7)	7,259	818,055
Series 4495, Class JA, 3.50%, 5/15/45	3,809	3,909,471
Series 4497, (Interest Only), Class CS, 5.665%, 9/15/44(6)(7)	4,616	717,541
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(6)	14,053	2,547,531

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(6)	$6,329	$653,318
Series 4507, Class Z, 3.00%, 9/15/45	407	406,718
Series 4549, (Interest Only), Class DS, 5.365%, 8/15/45(6)(7)	11,284	1,626,596
Series 4550, Class ZT, 2.00%, 1/15/45	2,014	2,014,767
Series 4568, Class ZM, 4.00%, 4/15/46	1,832	1,831,803
Series 4583, Class CZ, 3.50%, 5/15/46	7,480	7,526,984
Series 4584, Class PM, 3.00%, 5/15/46	4,523	4,655,168
Series 4594, Class GT, 4.00%, 7/15/43(7)	2,995	2,990,948
Series 4596, Class HZ, 3.00%, 11/15/45	11,866	11,834,798
Series 4616, Class PZ, 2.00%, 3/15/42	2,591	2,554,922

		$94,151,406

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.234%, 4/25/28(5)	$8,000	$8,453,786
Series 2016-DNA1, Class M3, 6.084%, 7/25/28(5)	3,750	4,067,108
Series 2016-DNA2, Class M3, 5.184%, 10/25/28(5)	5,500	5,755,877
Series 2016-DNA4, Class M3, 4.334%, 3/25/29(5)	2,000	1,983,123

		$20,259,894

Federal National Mortgage Association:
Series G93-17, Class FA, 1.534%, 4/25/23(5)	$67	$68,250
Series G93-36, Class ZQ, 6.50%, 12/25/23	311	343,295
Series G97-4, Class FA, 1.335%, 6/17/27(5)	303	305,683
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(6)	815	147,839
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(4)	1,124	1,074,745
Series 1993-203, Class PL, 6.50%, 10/25/23	313	347,512
Series 1994-14, Class F, 2.303%, 10/25/23(5)	322	327,622
Series 2001-4, Class GA, 9.357%, 4/17/25(8)	32	34,964
Series 2004-60, (Interest Only), Class SW, 6.516%, 4/25/34(6)(7)	4,985	972,412
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(6)	3,928	1,019,253
Series 2006-65, (Interest Only), Class PS, 6.686%, 7/25/36(6)(7)	2,795	624,965
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(4)	1,109	1,030,804
Series 2007-99, (Interest Only), Class SD, 5.866%, 10/25/37(6)(7)	4,478	836,550
Series 2007-102, (Interest Only), Class ST, 5.906%, 11/25/37(6)(7)	2,389	471,093
Series 2009-48, Class WA, 5.833%, 7/25/39(8)	948	1,062,042
Series 2009-62, Class WA, 5.568%, 8/25/39(8)	1,505	1,687,051
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(4)	1,907	1,700,161

22	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2009-93, (Interest Only), Class SC, 5.616%, 11/25/39(6)(7)	$8,276	$1,531,809
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(6)	873	10,369
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,763	1,828,341
Series 2010-135, (Interest Only), Class SD, 5.466%, 6/25/39(6)(7)	4,306	479,354
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(6)	3,083	168,101
Series 2011-49, Class NT, 6.00%, 6/25/41(7)	704	783,669
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(6)	3,172	792,798
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(6)	3,795	254,434
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(6)	9,732	962,393
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(4)	1,507	1,387,708
Series 2012-14, Class MH, 2.00%, 12/25/40	704	709,973
Series 2012-35, Class GE, 3.00%, 5/25/40	9,436	9,592,124
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(4)	5,089	4,589,441
Series 2012-73, (Interest Only), Class MS, 5.516%, 5/25/39(6)(7)	5,509	532,152
Series 2012-86, (Interest Only), Class CS, 5.566%, 4/25/39(6)(7)	4,637	501,592
Series 2012-103, (Interest Only), Class GS, 5.566%, 2/25/40(6)(7)	11,502	1,213,476
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,779	3,441,987
Series 2012-147, (Interest Only), Class SA, 5.566%, 1/25/43(6)(7)	3,804	744,611
Series 2013-52, Class GA, 1.00%, 6/25/43	6,102	5,925,901
Series 2013-52, Class MD, 1.25%, 6/25/43	5,116	4,937,376
Series 2013-67, Class NF, 1.534%, 7/25/43(5)	1,856	1,806,604
Series 2013-119, Class PD, 2.50%, 1/25/43	857	860,964
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(6)	5,575	367,518
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(6)	5,543	365,509
Series 2014-5, Class LB, 2.50%, 7/25/43	2,156	2,163,945
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(4)	4,293	3,690,735
Series 2014-41, (Interest Only), Class SA, 5.516%, 7/25/44(6)(7)	5,820	1,113,023
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(6)	6,006	829,901
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(6)	5,285	725,212

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(6)	$8,344	$1,225,066
Series 2015-11, Class AZ, 4.00%, 12/25/43	493	493,633
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(6)	4,644	612,245
Series 2015-31, (Interest Only), Class SG, 5.566%, 5/25/45(6)(7)	6,651	1,078,285
Series 2015-35, Class US, 7.646%, 6/25/45(7)	1,122	1,128,585
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(6)	6,250	772,958
Series 2015-43, Class ZA, 4.00%, 6/25/45	504	505,075
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(6)	8,408	776,629
Series 2015-74, Class SL, 2.036%, 10/25/45(7)	3,762	3,608,500
Series 2016-1, (Interest Only), Class SJ, 5.616%, 2/25/46(6)(7)	9,029	1,870,274
Series 2016-20, Class ZA, 2.50%, 12/25/41	4,238	4,149,133
Series 2016-22, Class ZE, 3.00%, 6/25/44	9,503	9,547,499
Series 2016-41, Class HZ, 2.00%, 5/25/44	2,075	2,065,807
Series 2016-61, (Interest Only), Class DI, 3.00%, 4/25/46(6)	5,857	667,474

		$92,866,424

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 4.784%, 1/25/29(5)	$1,000	$1,017,492

		$1,017,492

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(4)	$3,173	$2,846,469
Series 2010-88, (Principal Only), Class OA, 0.00%, 7/20/40(4)	2,504	2,241,141
Series 2011-48, (Interest Only), Class SD, 6.144%, 10/20/36(6)(7)	4,437	291,490
Series 2011-156, Class GA, 2.00%, 12/16/41	1,921	1,822,731
Series 2014-98, (Interest Only), Class IM, 1.049%, 1/20/43(6)(8)	39,959	1,490,837
Series 2014-146, Class S, 5.362%, 10/20/44(7)	2	2,144
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(4)	3,287	2,996,621
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,922	2,947,550
Series 2015-96, Class DS, 5.348%, 1/16/40(7)	339	340,388
Series 2015-116, (Interest Only), Class AS, 5.174%, 8/20/45(6)(7)	4,580	595,727
Series 2015-139, Class EZ, 2.50%, 9/16/45	303	303,502
Series 2015-144, Class KB, 3.00%, 8/20/44	1,194	1,197,452
Series 2015-151, (Interest Only), Class KI, 0.857%, 11/20/42(6)(8)	57,017	1,588,309
Series 2015-165, Class ZH, 3.00%, 8/20/45	395	395,227

23	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)
Series 2016-4, Class ZK, 3.00%, 1/20/46	$164	$163,804
Series 2016-16, Class UZ, 3.00%, 2/16/46	603	601,906
Series 2016-37, Class KY, 3.00%, 3/20/46	750	751,996
Series 2016-44, Class Z, 3.00%, 1/16/40	265	265,033
Series 2016-58, Class CZ, 2.25%, 7/20/45	4,208	4,212,832
Series 2016-58, Class TZ, 2.00%, 12/20/39	8,133	8,140,689
Series 2016-58, Class ZC, 2.00%, 10/20/43	775	775,465
Series 2016-75, Class LZ, 2.25%, 10/20/39	678	677,355
Series 2016-75, Class WZ, 2.25%, 11/16/43	2,119	2,118,023
Series 2016-81, Class CZ, 2.25%, 3/16/45	3,173	3,134,939
Series 2016-129, Class ZC, 2.00%, 6/20/45	9,540	9,486,484

		$49,388,114

Total Collateralized Mortgage Obligations (identified cost $259,253,653)		$257,683,330

Short-Term Investments — 10.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(9)	43,646,348	$43,655,077

Total Short-Term Investments (identified cost $43,649,464)		$43,655,077

Total Investments — 101.9% (identified cost $411,621,477)		$411,593,467

Other Assets, Less Liabilities — (1.9)%		$(7,724,248)

Net Assets — 100.0%		$403,869,219

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2016.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Principal amount is less than $500.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2016.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2016.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
CME 90-Day Eurodollar	419	Short	Jun-18	$(103,460,873)	$(103,472,050)	$(11,177)
U.S. 5-Year Treasury Note	352	Short	Dec-16	(42,759,432)	(42,520,500)	238,932
U.S. Ultra-Long Treasury Bond	250	Long	Dec-16	46,832,113	43,984,375	(2,847,738)

						$(2,619,983)

CME: Chicago	Mercantile Exchange

24	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2016

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation

LCH.Clearnet	$50,000	Receives	3-month USD-LIBOR-BBA	2.448%	10/20/25	$(2,312,104)

						$(2,312,104)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation

Deutsche Bank AG	$10,000	Receives	3-month USD-LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(1,751,841)

						$(1,751,841)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

25	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $367,972,013)	$367,938,390
Affiliated investment, at value (identified cost, $43,649,464)	43,655,077
Cash	210,297
Restricted cash*	3,773,016
Interest receivable	1,443,027
Receivable for investments sold	600,369
Receivable for variation margin on open financial futures contracts	207,138
Total assets	$417,827,314

Liabilities
Payable for investments purchased	$11,836,201
Payable for variation margin on open centrally cleared swap contracts	56,014
Payable for open swap contracts	1,751,841
Payable to affiliate:
Investment adviser fee	171,875
Trustees’ fees	2,067
Accrued expenses	140,097
Total liabilities	$13,958,095
Net Assets applicable to investors’ interest in Portfolio	$403,869,219

Sources of Net Assets
Investors’ capital	$410,581,157
Net unrealized depreciation	(6,711,938)
Total	$403,869,219

*	Represents restricted cash on deposit at the broker for open derivative contracts.

26	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2016

Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest	$13,825,043
Interest allocated from/dividends from affiliated investment	113,551
Expenses allocated from affiliated investment	(3,213)
Total investment income	$13,935,381

Expenses
Investment adviser fee	$2,319,277
Trustees’ fees and expenses	25,950
Custodian fee	146,904
Legal and accounting services	74,862
Miscellaneous	23,466
Total expenses	$2,590,459

Net investment income	$11,344,922

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,805,119
Investment transactions in/allocated from affiliated investment	570
Financial futures contracts	810,593
Swap contracts	(800,789)
Net realized gain	$6,815,493
Change in unrealized appreciation (depreciation) —
Investments	$(9,264,776)
Investments — affiliated investment	5,613
Financial futures contracts	(2,469,107)
Swap contracts	(3,189,406)
Net change in unrealized appreciation (depreciation)	$(14,917,676)

Net realized and unrealized loss	$(8,102,183)

Net increase in net assets from operations	$3,242,739

27	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2016

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$11,344,922	$7,672,074
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	6,815,493	(1,998,272)
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	(14,917,676)	(547,854)
Net increase in net assets from operations	$3,242,739	$5,125,948
Capital transactions —
Contributions	$222,770,459	$246,565,479
Withdrawals	(233,971,266)	(83,794,125)
Net increase (decrease) in net assets from capital transactions	$(11,200,807)	$162,771,354

Net increase (decrease) in net assets	$(7,958,068)	$167,897,302

Net Assets
At beginning of year	$411,827,287	$243,929,985
At end of year	$403,869,219	$411,827,287

28	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2016

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.56%	0.56%	0.57%	0.57%	0.57%
Net investment income	2.44%	2.40%	2.37%	2.28%	2.63%
Portfolio Turnover	94%	30%	18%	12%	15%

Total Return	0.83%	1.66%	3.14%	(1.29)%	3.72%

Net assets, end of year (000’s omitted)	$403,869	$411,827	$243,930	$268,742	$403,869

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

29	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Short-Term U.S. Government Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Short Duration Government Income Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

30

Short-Term U.S. Government Portfolio

October 31, 2016

Notes to Financial Statements — continued

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

H  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

I  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

K  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

31

Short-Term U.S. Government Portfolio

October 31, 2016

Notes to Financial Statements — continued

L  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $2,319,277. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities and paydowns, aggregated $423,160,410 and $402,844,624, respectively, for the year ended October 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$412,993,203

Gross unrealized appreciation	$8,332,145
Gross unrealized depreciation	(9,731,881)

Net unrealized depreciation	$(1,399,736)

The net unrealized depreciation on derivative contracts at October 31, 2016 on a federal income tax basis was $4,041,240.

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, interest rate swaps and purchased options to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $1,751,841. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,143,578 at October 31, 2016.

32

Short-Term U.S. Government Portfolio

October 31, 2016

Notes to Financial Statements — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at October 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$238,932	(1)	$(2,858,915	)(1)
Swap contracts	—		(1,751,841	)(2)
Swap contracts (centrally cleared)	—		(2,312,104	)(3)

Total	$238,932		$(6,922,860)

Derivatives not subject to master netting or similar agreements	$238,932		$(5,171,019)

Total Derivatives subject to master netting or similar agreements	$—		$(1,751,841)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

(3)

Amount represents cumulative unrealized depreciation on centrally cleared swap contracts. Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open centrally cleared swap contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of October 31, 2016.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Deutsche Bank AG	$(1,751,841)	$—	$1,751,841	$—	$—

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

33

Short-Term U.S. Government Portfolio

October 31, 2016

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended October 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$810,593	$(2,469,107)
Swap contracts	$(800,789)	$(3,189,406)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$34,747,000	$158,448,000	$60,000,000

The average number of purchased options contracts outstanding during the year ended October 31, 2016, which is indicative of the volume of this derivative type, was 30 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

Short-Term U.S. Government Portfolio

October 31, 2016

Notes to Financial Statements — continued

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$110,255,060	$—	$110,255,060
Collateralized Mortgage Obligations	—	257,683,330	—	257,683,330
Short-Term Investments	—	43,655,077	—	43,655,077

Total Investments	$—	$411,593,467	$—	$411,593,467

Futures Contracts	$238,932	$—	$—	$238,932

Total	$238,932	$411,593,467	$—	$411,832,399

Liability Description

Futures Contracts	$(2,858,915)	$—	$—	$(2,858,915)
Swap Contracts	—	(4,063,945)	—	(4,063,945)

Total	$(2,858,915)	$(4,063,945)	$—	$(6,922,860)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

35

Short-Term U.S. Government Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Short-Term U.S. Government Portfolio:

We have audited the accompanying statement of assets and liabilities of Short-Term U.S. Government Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Short-Term U.S. Government Portfolio as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2016

36

Eaton Vance

Short Duration Government Income Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Eaton Vance Floating Rate Portfolio (FRP), Government Obligations Portfolio (GOP), Senior Debt Portfolio (SDP), Short Duration High Income Portfolio (SDHIP) and Short-Term U.S. Government Portfolio (STUSGP) (collectively, the Portfolios) are responsible for the overall management and supervision of the Trust’s and Portfolios’ affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolios’ placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolios.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

37

Eaton Vance

Short Duration Government Income Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

38

Eaton Vance

Short Duration Government Income Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolios	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of each Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Scott H. Page 1959	President of FRP and SDP	1996	Vice President of EVM and BMR.

Andrew Szczurowski 1983	President of GOP and STUSGP	2015	Vice President of EVM and BMR.

Michael W. Weilheimer 1961	President of SDHIP	1995	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of Short-Term U.S. Government Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration Government Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1560      10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/15	10/31/16
Audit Fees	$34,160	$39,385
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,725	$14,872
All Other Fees(3)	$0	$0

Total	$48,885	$54,257

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$14,725	$14,872
Eaton Vance(1)	$46,000	$56,434

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Andrew Szczurowski
Andrew Szczurowski
President

Date:	December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2016

By:	/s/ Andrew Szczurowski
Andrew Szczurowski
President

Date:	December 22, 2016